Long-term Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Long-term investments
Balance at the beginning of the period	$ 399,933
Investments made	20,902
Gain from equity method investments	210	$ (61)
Dividend from equity method investment	(267)
Impairment on investments	(1,384)
Unrealized loss	(901)
Currency translation adjustment	1,218
Balance at the end of period	419,711
Investment related impairment	1,384	4,842
Cost Method
Long-term investments
Balance at the beginning of the period	390,330
Investments made	20,902
Impairment on investments	(1,384)
Currency translation adjustment	1,111
Balance at the end of period	410,959
Equity Method
Long-term investments
Balance at the beginning of the period	4,329
Gain from equity method investments	210
Dividend from equity method investment	(267)
Currency translation adjustment	107
Balance at the end of period	4,379
Available-for-Sale Securities
Long-term investments
Balance at the beginning of the period	5,274
Unrealized loss	(901)
Balance at the end of period	4,373
Non-recurring
Long-term investments
Investment related impairment	$ 1,400	$ 4,100